Note 14 - Preferred Stock and Warrant (Details Textual) - USD ($)			3 Months Ended	12 Months Ended
	Jun. 05, 2018	Mar. 31, 2017	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
Preferred Stock, Shares Outstanding, Ending Balance				0	0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	500,000		500,000
Payments for Repurchase of Warrants	$ 3,175,000		$ 3,200,000		$ 3,175,000
Warrants and Rights Outstanding				$ 0	$ 0
Series A Preferred Stock [Member]
Stock Redeemed or Called During Period, Shares		9,360				8,661	9,979
Preferred Stock, Redemption Price Per Share						$ 1,000	$ 1,000
Preferred Stock, Shares Outstanding, Ending Balance				0